Note 14 - Voyage Expenses and Vessel Operating Expenses - Summary of Voyage, Vessel, Operating Expenses and Commissions (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Voyage expenses	$ 624,734	$ 1,334,259	$ 1,055,408
Vessel operating expenses	29,739,437	32,219,689	23,983,282
Port Charges and Canal Dues [Member]
Voyage expenses	253,855	451,586	251,197
Bunkers [Member]
Voyage expenses	370,879	882,673	804,211
Crew Wages and Related Costs [Member]
Vessel operating expenses	15,961,904	17,866,847	13,111,682
Insurance [Member]
Vessel operating expenses	2,917,042	2,947,937	1,844,088
Repairs and Maintenance [Member]
Vessel operating expenses	1,247,176	1,316,864	1,110,995
Lubricants [Member]
Vessel operating expenses	2,471,994	2,609,647	2,029,230
Spares and Consumable Stores [Member]
Vessel operating expenses	5,784,004	6,245,518	4,758,290
Professional and Legal Fees [Member]
Vessel operating expenses	212,108	255,948	259,311
Other Vessel Operating Expenses [Member]
Vessel operating expenses	$ 1,145,209	$ 976,928	$ 869,686